Other Reserves - Summary of Other Reserves (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other reserves [Line Items]
Beginning Balance	¥ 1,591,448	¥ 1,769,185	¥ 3,771,768
Exercise of share-based payment	0	2,282	1,737
Foreign operation translation difference	158,759	(119,656)	(465,590)
Acquisition of non-controlling interests of a subsidiary			4,511
Share-based payment	310	(17,888)	(36,089)
Repayment of optionally convertible promissory notes			(1,489,748)
Ending Balance	1,746,502	1,591,448	1,769,185
Long-term service plan	(3,930)
Employee share-based compensation reserve [member]
Disclosure of Other reserves [Line Items]
Beginning Balance	542,395	600,476	652,232
Exercise of share-based payment	(85)	(40,193)	(15,667)
Share-based payment	310	(17,888)	(36,089)
Ending Balance	538,690	542,395	600,476
Long-term service plan	(3,930)
Translation differences [member]
Disclosure of Other reserves [Line Items]
Beginning Balance	(1,991,516)	(1,871,860)	(1,406,270)
Foreign operation translation difference	158,759	(119,656)	(465,590)
Ending Balance	(1,832,757)	(1,991,516)	(1,871,860)
General reserve [member]
Disclosure of Other reserves [Line Items]
Beginning Balance	4,440,851	4,440,851	4,440,851
Ending Balance	4,440,851	4,440,851	4,440,851
Value of conversion rights - optionally convertible promissory notes [member]
Disclosure of Other reserves [Line Items]
Beginning Balance		0	1,489,748
Repayment of optionally convertible promissory notes			(1,489,748)
Ending Balance			0
Value of conversion rights - convertible promissory notes [member]
Disclosure of Other reserves [Line Items]
Beginning Balance	160,185	160,185	160,185
Ending Balance	160,185	160,185	160,185
Capital reserve and others [member]
Disclosure of Other reserves [Line Items]
Beginning Balance	(1,560,467)	(1,560,467)	(1,564,978)
Acquisition of non-controlling interests of a subsidiary			4,511
Ending Balance	¥ (1,560,467)	¥ (1,560,467)	¥ (1,560,467)